Schedule II Condensed Financial Information of Registrant - Condensed Balance Sheet (Details) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investments
Cash and cash equivalents	[1]	$ 2,459	$ 2,720	$ 2,671	$ 3,035
Total assets		86,699	80,846	82,737
Liabilities
Total liabilities		79,840	75,493
Equity
Additional paid-in capital		3,421	3,281
Retained earnings		3,070	2,308		1,340
Accumulated other comprehensive income (loss) (related party: 2016 – $12 and 2015 – $(24))		367	(237)
Total equity		6,859	5,353	4,578	2,852
Total liabilities and equity		86,699	80,846
Parent Company
Investments
Fixed maturity securities		28	31
Cash and cash equivalents		189	260	$ 61	$ 399
Other assets		15	11
Note receivable from subsidiary		0	20
Investments in subsidiaries		6,665	5,127
Total assets		6,897	5,449
Liabilities
Payables for collateral on derivatives		6	0
Other Liabilities		32	97
Intercompany Payable		1	0
Total liabilities		39	97
Equity
Additional paid-in capital		3,421	3,281
Retained earnings		3,070	2,308
Accumulated other comprehensive income (loss) (related party: 2016 – $12 and 2015 – $(24))		367	(237)
Total equity		6,858	5,352
Total liabilities and equity		6,897	5,449
Common Class A
Equity
Common stock		0	0
Common Class A | Parent Company
Equity
Common stock		0	0
Common Class B
Equity
Common stock		0	0
Common Class B | Parent Company
Equity
Common stock		0	0
Common Class M-1
Equity
Common stock		0	0
Common Class M-1 | Parent Company
Equity
Common stock		0	0
Common Class M-2
Equity
Common stock		0	0
Common Class M-2 | Parent Company
Equity
Common stock		0	0
Common Class M-3
Equity
Common stock		0	0
Common Class M-3 | Parent Company
Equity
Common stock		0	0
Common Class M-4
Equity
Common stock		0	0
Common Class M-4 | Parent Company
Equity
Common stock		0	0
Related Party
Equity
Accumulated other comprehensive income (loss) (related party: 2016 – $12 and 2015 – $(24))		$ 12	$ (24)

[1]	Includes cash and cash equivalents of consolidated variable interest entities